Expense Example {- Franklin Small Cap Value VIP Fund} - FTVIP Class 4-57 - Franklin Small Cap Value VIP Fund - Class 4	Oct. 01, 2020 USD ($)
Expense Example:
1 year	$ 105
3 years	328
5 years	569
10 years	$ 1,259